UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 – November 30, 2017

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

November 30, 2017

AMG Managers Cadence Mid Cap Fund
Class N: MCMAX	Class I: MCMYX	Class Z: MCMFX

AMG Managers Cadence Emerging Companies Fund
Class N: MECAX	Class I: MECIX	Class Z: MECZX

amgfunds.com	113017	SAR065

AMG Funds
Semi-Annual Report — November 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Cadence Mid Cap Fund	4

AMG Managers Cadence Emerging Companies Fund	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	14

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15

Detail of changes in assets for the past two fiscal periods

Financial Highlights	16

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	22

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2017	Expense Ratio for the Period	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Expenses Paid During the Period*
AMG Managers Cadence Mid Cap Fund
Based on Actual Fund Return
Class N	1.08%	$1,000	$1,127	$5.76
Class I	.87%	$1,000	$1,128	$4.64
Class Z	.72%	$1,000	$1,129	$3.84

Based on Hypothetical 5% Annual Return
Class N	1.08%	$1,000	$1,020	$5.47
Class I	.87%	$1,000	$1,021	$4.41
Class Z	.72%	$1,000	$1,021	$3.65

AMG Managers Cadence Emerging Companies Fund
Based on Actual Fund Return
Class N	1.09%	$1,000	$1,185	$5.97
Class I	.97%	$1,000	$1,186	$5.31
Class Z	.89%	$1,000	$1,186	$4.88

Based on Hypothetical 5% Annual Return
Class N	1.09%	$1,000	$1,020	$5.52
Class I	.97%	$1,000	$1,020	$4.91
Class Z	.89%	$1,000	$1,021	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited)
Periods ended November 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Cadence Mid Cap Fund[2,3,4,5,6]
Class N	12.71%	25.45%	13.93%	6.11%	8.14%	01/13/97
Class I	12.81%	25.72%	14.11%	6.28%	10.18%	11/30/94
Class Z	12.90%	25.91%	14.38%	6.53%	10.39%	08/26/91
Russell Midcap® Growth Index[9]	12.18%	25.03%	15.59%	9.07%	—	—
AMG Managers Cadence Emerging Companies Fund[2,5,6,7,8]
Class N	18.51%	26.62%	19.23%	11.24%	11.28%	04/01/96
Class I	18.57%	26.78%	19.50%	11.50%	12.62%	06/25/93
Class Z	18.63%	—	—	—	18.63%	05/31/17
Russell Microcap® Growth Index[10]	13.57%	18.64%	14.07%	7.21%	—	—
Russell 2000® Growth Index[11]	14.78%	23.69%	15.84%	9.25%	8.13%	06/25/93	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2017. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[4]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[5]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[6]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[7]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.
[8]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[9]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[10]	The Russell Microcap® Growth Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. Equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Growth Index is unmanaged, is not available for investment and do not incur expenses.
[11]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for Investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Cadence Mid Cap Fund
Fund Snapshots (unaudited)
November 30, 2017

PORTFOLIO BREAKDOWN
Sector	% of Net Assets
Information Technology	21.9
Consumer Discretionary	19.9
Financials	14.5
Industrials	13.6
Health Care	11.1
Materials	7.8
Consumer Staples	7.2
Real Estate	2.0
Utilities	0.9
Other Assets Less Liabilities	1.1

TOP TEN HOLDINGS
Security Name	% of Net Assets
Thor Industries, Inc.	1.9
Red Hat, Inc.	1.8
Lam Research Corp.	1.8
Celanese Corp., Series A	1.6
Xilinx, Inc.	1.6
Lear Corp.	1.6
WellCare Health Plans, Inc.	1.6
FMC Corp.	1.5
Steel Dynamics, Inc.	1.5
Cadence Design Systems, Inc.	1.5

Top Ten as a Group	16.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
November 30, 2017

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 19.9%
AMC Networks, Inc., Class A*,[1]	24,400	$1,257,576
BorgWarner, Inc.	36,020	2,005,594
Burlington Stores, Inc.*	16,540	1,759,360
Darden Restaurants, Inc.	18,660	1,573,411
The Gap, Inc.	44,530	1,438,764
Lear Corp.	11,680	2,112,795
Live Nation Entertainment, Inc.*	29,820	1,353,232
Michael Kors Holdings, Ltd. (United Kingdom)*	26,990	1,577,296
The Michaels Cos., Inc.*	58,050	1,253,880
NVR, Inc.*	440	1,529,000
Omnicom Group, Inc.	16,960	1,211,622
Polaris Industries, Inc.[1]	10,650	1,352,657
Tapestry, Inc.	25,510	1,063,512
Thor Industries, Inc.	16,510	2,535,110
Tupperware Brands Corp.	21,610	1,364,023
Visteon Corp.*	10,120	1,332,703
Wyndham Worldwide Corp.	15,700	1,764,523
Total Consumer Discretionary		26,485,058
Consumer Staples - 7.2%
Church & Dwight Co., Inc.	29,040	1,367,494
Energizer Holdings, Inc.	27,510	1,263,534
Herbalife, Ltd.*	17,350	1,216,929
Lamb Weston Holdings, Inc.	26,890	1,462,009
Nu Skin Enterprises, Inc., Class A	17,320	1,176,201
Pilgrim’s Pride Corp.*	32,980	1,209,377
Spectrum Brands Holdings, Inc.	4,980	572,102
Sysco Corp.	22,949	1,324,846
Total Consumer Staples		9,592,492
Financials - 14.5%
Ameriprise Financial, Inc.	9,700	1,583,331
Aon PLC (United Kingdom)	5,184	726,900
Citizens Financial Group, Inc.	35,580	1,448,106
Credit Acceptance Corp.*,[1]	3,870	1,172,223
East West Bancorp, Inc.	22,510	1,385,265
Federated Investors, Inc., Class B	41,850	1,404,486
Lazard, Ltd., Class A	27,700	1,364,225
Legg Mason, Inc.	33,950	1,356,642
Lincoln National Corp.	17,960	1,374,838
MSCI, Inc.	13,588	1,748,776
The Progressive Corp.	25,870	1,375,767
SVB Financial Group*	6,030	1,372,669

	Shares	Value
TD Ameritrade Holding Corp.	29,030	$1,485,465
Western Alliance Bancorp.*	25,820	1,502,208
Total Financials		19,300,901
Health Care - 11.1%
Agilent Technologies, Inc.	27,940	1,934,566
Bioverativ, Inc.*	21,910	1,095,938
Bruker Corp.	42,110	1,481,430
Centene Corp.*	14,770	1,507,869
Charles River Laboratories International, Inc.*	17,500	1,823,500
IQVIA Holdings, Inc.*	12,100	1,234,321
Premier, Inc., Class A*	31,400	911,228
Veeva Systems, Inc., Class A*	21,190	1,275,850
WellCare Health Plans, Inc.*	9,770	2,080,912
Zoetis, Inc.	18,370	1,327,967
Total Health Care		14,673,581
Industrials - 13.6%
Allison Transmission Holdings, Inc.	33,000	1,354,320
Copa Holdings, S.A., Class A (Panama)	9,780	1,312,378
Copart, Inc.*	29,730	1,283,147
Cummins, Inc.	7,410	1,240,434
Donaldson Co., Inc.	30,300	1,511,970
Graco, Inc.	9,960	1,310,636
Huntington Ingalls Industries, Inc.	6,104	1,475,154
Landstar System, Inc.	17,010	1,755,432
Lincoln Electric Holdings, Inc.	13,430	1,224,010
Masco Corp.	36,540	1,567,931
Rockwell Automation, Inc.	10,420	2,011,894
Spirit AeroSystems Holdings, Inc., Class A	23,790	2,004,308
Total Industrials		18,051,614
Information Technology - 21.9%
Arista Networks, Inc.*	6,690	1,559,573
Booz Allen Hamilton Holding Corp.	35,540	1,375,043
Broadridge Financial Solutions, Inc.	13,970	1,260,932
Cadence Design Systems, Inc.*	46,250	2,030,837
CDK Global, Inc.	20,560	1,420,490
DXC Technology Co.	18,300	1,759,362
Fortinet, Inc.*	34,610	1,455,697
Lam Research Corp.	12,200	2,346,426
Microchip Technology, Inc.[1]	22,620	1,967,714
NetApp, Inc.	30,070	1,699,256
Red Hat, Inc.*	18,713	2,372,060
Skyworks Solutions, Inc.	12,280	1,286,207
Synopsys, Inc.*	20,540	1,856,405

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.9% (continued)
Take-Two Interactive Software, Inc.*	12,160	$1,356,448
VeriSign, Inc.*,[1]	16,670	1,918,717
Western Digital Corp.	17,500	1,380,050
Xilinx, Inc.	30,596	2,126,728
Total Information Technology		29,171,945
Materials - 7.8%
Celanese Corp., Series A	19,980	2,142,655
FMC Corp.	21,800	2,057,920
Freeport-McMoRan, Inc.*	93,340	1,299,293
Huntsman Corp.	47,660	1,523,214
Packaging Corp of America	11,080	1,314,088
Steel Dynamics, Inc.	53,210	2,048,585
Total Materials		10,385,755
Real Estate - 2.0%
CBRE Group, Inc., Class A*	33,910	1,470,338
Outfront Media Inc. , REIT	51,540	1,209,128
Total Real Estate		2,679,466
Utilities - 0.9%
NRG Energy, Inc.	44,750	1,237,337
Total Common Stocks (Cost $105,124,099)		131,578,149

	Principal Amount
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 3.4%[2]
BNP Paribas SA, dated 11/30/17, due 12/01/17, 1.050% total to be received $1,086,269 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 12/21/17 - 09/01/47, totaling $1,107,962)	$1,086,237	1,086,237

	Principal Amount	Value
Citigroup Global Markets, Inc., dated 11/30/17, due 12/01/17, 1.050% total to be received $1,086,269 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 03/15/18 - 10/01/53, totaling $1,107,962)	$1,086,237	$1,086,237
Daiwa Capital Markets America, dated 11/30/17, due 12/01/17, 1.060% total to be received $1,086,269 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 12/07/17 - 12/01/51, totaling $1,107,962)	1,086,237	1,086,237
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 11/30/17, due 12/01/17, 1.030% total to be received $228,554 (collateralized by various U.S. Government Agency Obligations, 0.000% -2.500%, 10/11/18 - 02/15/45, totaling $233,118)	228,547	228,547
Nomura Securities International, Inc., dated 11/30/17, due 12/01/17, 1.050% total to be received $1,086,269 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.500%, 12/20/17 - 12/01/47, totaling $1,107,962)	1,086,237	1,086,237
Total Joint Repurchase Agreements		4,573,495

	Shares
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.96%[3]	1,444,134	1,444,134
Total Short-Term Investments (Cost $6,017,629)		6,017,629
Total Investments - 103.4% (Cost $111,141,728)		137,595,778
Other Assets, less Liabilities - (3.4)%		(4,575,661)
Net Assets - 100.0%		$133,020,117

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $4,461,270 or 3.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$131,578,149	—	—	$131,578,149
Short-Term Investments
Joint Repurchase Agreements	—	$4,573,495	—	4,573,495
Other Investment Companies	1,444,134	—	—	1,444,134

Total Investments in Securities	$133,022,283	$4,573,495	—	$137,595,778

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of November 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund
Fund Snapshots (unaudited)
November 30, 2017

PORTFOLIO BREAKDOWN
Sector	% of Net Assets
Health Care	22.2
Industrials	20.6
Information Technology	17.9
Financials	13.8
Consumer Discretionary	10.5
Consumer Staples	4.1
Real Estate	2.4
Telecommunication Services	2.3
Energy	1.9
Materials	1.2
Utilities	0.7
Other Assets Less Liabilities	2.4

TOP TEN HOLDINGS

Security Name	% of Net Assets
Winnebago Industries, Inc.	1.7
Patrick Industries, Inc.	1.7
CalAmp Corp.	1.5
Abraxas Petroleum Corp.	1.4
Carbonite, Inc.	1.4
Kingstone Cos., Inc.	1.4
Vonage Holdings Corp.	1.4
Heritage-Crystal Clean, Inc.	1.3
Medifast, Inc.	1.3
Commercial Vehicle Group, Inc.	1.3

Top Ten as a Group	14.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (unaudited)
November 30, 2017

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 10.5%
Bassett Furniture Industries, Inc.	22,445	$861,888
Carriage Services, Inc.	30,685	786,150
Cavco Industries, Inc.*	6,536	1,000,988
Collectors Universe, Inc.	17,336	500,837
Denny’s Corp.*	94,682	1,282,941
Malibu Boats, Inc., Class A*	35,660	1,114,732
MDC Partners, Inc., Class A*	106,896	1,239,993
Ruth’s Hospitality Group, Inc.	37,809	811,003
Winnebago Industries, Inc.[1]	31,432	1,720,902
ZAGG, Inc.*	61,800	1,263,810
Total Consumer Discretionary		10,583,244
Consumer Staples - 4.1%
Calavo Growers, Inc.[1]	14,056	1,073,878
The Chefs’ Warehouse, Inc.*,[1]	33,481	677,990
Landec Corp.*	33,659	420,738
Medifast, Inc.	19,173	1,313,926
New Age Beverages Corp.*	298,416	674,420
Total Consumer Staples		4,160,952
Energy - 1.9%
Abraxas Petroleum Corp.*	696,348	1,441,441
Solaris Oilfield Infrastructure, Inc., Class A*	27,996	453,535
Total Energy		1,894,976
Financials - 13.8%
Bryn Mawr Bank Corp.	23,328	1,029,931
Cowen, Inc.*	55,039	820,081
Crawford & Co., Class B1	77,127	772,813
Enova International, Inc.*	69,661	1,034,466
FB Financial Corp.*	25,370	1,076,956
First Foundation, Inc.*	65,439	1,247,922
Health Insurance Innovations, Inc., Class A*,[1]	29,238	682,707
Kingstone Cos., Inc.	72,986	1,419,578
Kinsale Capital Group, Inc.	26,645	1,188,101
Ladenburg Thalmann Financial Services, Inc.	296,707	1,023,639
Meta Financial Group, Inc.	11,580	1,087,941
Preferred Bank	17,892	1,120,039
Pzena Investment Management, Inc., Class A	32,429	362,556
Silvercrest Asset Management Group, Inc.,
Class A	69,101	1,050,335
Total Financials		13,917,065
Health Care - 22.2%
Aclaris Therapeutics, Inc.*	18,223	432,067

	Shares	Value
Addus HomeCare Corp.*	33,208	$1,105,826
Amphastar Pharmaceuticals, Inc.*,[1]	15,670	306,975
ANI Pharmaceuticals, Inc.*	15,470	1,100,072
Aratana Therapeutics, Inc.*,[1]	118,641	694,050
BioSpecifics Technologies Corp.*	11,522	517,338
BioTelemetry, Inc.*	16,278	472,062
Civitas Solutions, Inc.*	48,038	934,339
Cross Country Healthcare, Inc.*	69,680	952,526
Cutera, Inc.*	23,149	950,266
Flexion Therapeutics, Inc.*,[1]	36,677	950,301
Heska Corp.*	10,107	867,484
LHC Group, Inc.*	18,240	1,199,645
NeoGenomics, Inc.*	107,864	996,663
OraSure Technologies, Inc.*	50,190	830,645
Orthofix International, NV*	21,697	1,176,411
Paratek Pharmaceuticals, Inc.*,[1]	31,477	593,341
Progenics Pharmaceuticals, Inc.*	165,151	954,573
RadNet, Inc.*	88,559	929,870
Recro Pharma, Inc.*,[1]	115,089	1,109,458
Sharps Compliance Corp.*,[1]	136,915	570,936
Simulations Plus, Inc.[1]	79,146	1,230,720
Sucampo Pharmaceuticals, Inc., Class A*,[1]	94,411	1,199,020
Tabula Rasa HealthCare, Inc.*	17,111	593,581
U.S. Physical Therapy, Inc.	14,049	1,026,279
Vanda Pharmaceuticals, Inc.*	43,183	606,721
Total Health Care		22,301,169
Industrials - 20.6%
Blue Bird Corp.*	61,449	1,198,255
Commercial Vehicle Group, Inc.*	115,781	1,289,800
CRA International, Inc.	28,365	1,282,098
Daseke, Inc.*	72,720	922,817
Douglas Dynamics, Inc.	26,037	1,061,008
GP Strategies Corp.*	31,056	714,288
Heritage-Crystal Clean, Inc.*	69,525	1,331,404
Kadant, Inc.	8,219	840,804
Lawson Products, Inc. *	46,233	1,190,500
Lydall, Inc.*	21,465	1,181,648
NV5 Global, Inc.*,[1]	17,899	992,500
Patrick Industries, Inc.*	16,415	1,661,198
PGT Innovations, Inc.*	54,370	888,950
Radiant Logistics, Inc.*	187,169	900,283
Sterling Construction Co., Inc.*	63,115	1,082,422

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 20.6% (continued)
Vectrus, Inc.*	30,266	$975,473
Viad Corp.	17,430	1,003,968
Vicor Corp.*	55,250	1,245,887
Willdan Group, Inc.*	35,954	911,074
Total Industrials		20,674,377
Information Technology - 17.9%
Amber Road, Inc.*	77,765	570,795
American Software, Inc., Class A	65,628	847,257
Amtech Systems, Inc.*	32,360	319,717
Bel Fuse, Inc., Class B	35,896	963,808
Blucora, Inc.*	54,029	1,110,296
CalAmp Corp.*	64,078	1,464,182
Carbonite, Inc.*	59,881	1,440,138
CEVA, Inc.*	22,921	1,088,747
FormFactor, Inc.*	54,107	887,355
GTT Communications, Inc.*,[1]	24,164	977,434
Ichor Holdings, Ltd.*,[1]	35,659	1,013,072
Napco Security Technologies, Inc.*	107,708	1,077,080
NVE Corp.	11,880	993,406
Pixelworks, Inc.*	133,201	765,906
PRGX Global, Inc.*	169,373	1,278,766
Silicom, Ltd. (Israel)[1]	13,348	969,332
StarTek, Inc.*,[1]	39,330	385,434
Varonis Systems, Inc.*	19,150	963,245
Zix Corp.*	197,221	867,772
Total Information Technology		17,983,742
Materials - 1.2%
KMG Chemicals, Inc.	22,062	1,199,952
Real Estate - 2.4%
The RMR Group, Inc., Class A	21,055	1,268,564
UMH Properties, Inc., REIT	76,396	1,175,734
Total Real Estate		2,444,298
Telecommunication Services - 2.3%
Cogent Communications Holdings, Inc.	19,677	921,867
Vonage Holdings Corp.*	137,692	1,401,705
Total Telecommunication Services		2,323,572
Utilities - 0.7%
Pure Cycle Corp.*	98,269	682,970
Total Common Stocks (Cost $83,960,894)		98,166,317

	Principal Amount	Value
Short-Term Investments - 7.1%
Joint Repurchase Agreements - 4.5%[2]
BNP Paribas SA, dated 11/30/17, due 12/01/17, 1.050% total to be received $1,063,401 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 12/21/17 - 09/01/47, totaling $1,084,637)	$1,063,370	$1,063,370
Cantor Fitzgerald Securities, Inc., dated 11/30/17, due 12/01/17, 1.070% total to be received $1,063,402 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.000%, 12/25/17 - 09/20/67, totaling $1,084,637)	1,063,370	1,063,370
Citigroup Global Markets, Inc., dated 11/30/17, due 12/01/17, 1.050% total to be received $1,063,401 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 03/15/18 - 10/01/53, totaling $1,084,637)	1,063,370	1,063,370
Daiwa Capital Markets America, dated 11/30/17, due 12/01/17, 1.060% total to be received $1,063,401 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 12/07/17 - 12/01/51, totaling $1,084,637)	1,063,370	1,063,370
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 11/30/17, due 12/01/17, 1.030% total to be received $223,742 (collateralized by various U.S. Government Agency Obligations, 0.000% -2.500%, 10/11/18 - 02/15/45, totaling $228,211)	223,736	223,736
Total Joint Repurchase Agreements		4,477,216

	Shares
Other Investment Companies - 2.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.96%[3]	2,663,492	2,663,492
Total Short-Term Investments (Cost $7,140,708)		7,140,708
Total Investments - 104.7% (Cost $91,101,602)		105,307,025
Other Assets, less Liabilities - (4.7)%		(4,753,927)
Net Assets - 100.0%		$100,553,098

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $4,420,197 or 4.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT     Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$98,166,317	—	—	$98,166,317
Short-Term Investments
Joint Repurchase Agreements	—	$4,477,216	—	4,477,216
Other Investment Companies	2,663,492	—	—	2,663,492

Total Investments in Securities	$100,829,809	$4,477,216	—	$105,307,025

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of November 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
November 30, 2017

	AMG	AMG
	Managers Cadence	Managers Cadence
	Mid	Emerging
	Cap Fund	Companies Fund
Assets:
Investments at Value* (including securities on loan valued at $4,461,270, and $4,420,197, respectively)	$137,595,778	$105,307,025
Receivable for investments sold	—	498,453
Dividend, interest and other receivables	110,330	82,813
Receivable for Fund shares sold	53,793	406,582
Receivable from affiliate	1,865	8,943
Prepaid expenses	21,154	35,297
Total assets	137,782,920	106,339,113
Liabilities:
Payable upon return of securities loaned	4,573,495	4,477,216
Payable for investments purchased	—	1,152,749
Payable for Fund shares repurchased	57,963	70,347
Accrued expenses:
Investment advisory and management fees	47,911	55,174
Administrative fees	15,970	11,994
Distribution fees	17,951	—
Shareholder service fees	9,839	7,378
Professional fees	16,342	9,240
Other	23,332	1,917
Total liabilities	4,762,803	5,786,015
Net Assets	$133,020,117	$100,553,098
* Investments at cost	$111,141,728	$91,101,602

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG	AMG
	Managers Cadence	Managers Cadence
	Mid	Emerging
	Cap Fund	Companies Fund
Net Assets Represent:
Paid-in capital	$91,113,524	$92,664,556
Undistributed (distribution in excess of) net investment income	43,901	(280,295)
Accumulated net realized gain (loss) from investments	15,408,642	(6,036,586)
Net unrealized appreciation of investments	26,454,050	14,205,423
Net Assets	$133,020,117	$100,553,098

Class N:
Net Assets	$89,484,965	$18,154,645
Shares outstanding	2,676,866	334,779
Net asset value, offering and redemption price per share	$33.43	$54.23
Class I:
Net Assets	$16,371,901	$72,946,535
Shares outstanding	475,511	1,241,759
Net asset value, offering and redemption price per share	$34.43	$58.74
Class Z:
Net Assets	$27,163,251	$9,451,918
Shares outstanding	757,047	160,830
Net asset value, offering and redemption price per share	$35.88	$58.77

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended November 30, 2017

	AMG	AMG
	Managers Cadence	Managers Cadence
	Mid	Emerging
	Cap Fund	Companies Fund
Investment Income:
Dividend income	$645,794	$260,167
Securities lending income	11,285	33,354
Miscellaneous income	5,667	3,706
Total investment income	662,746	297,227
Expenses:
Investment advisory and management fees	283,268	287,347
Administrative fees	94,423	62,467
Distribution fees - Class N	106,456	—
Shareholder servicing fees - Class N	47,538	15,155
Shareholder servicing fees - Class I	11,454	25,783
Professional fees	19,770	16,965
Registration fees	32,321	31,272
Transfer agent fees	12,330	1,429
Custodian fees	5,259	4,373
Reports to shareholders	16,496	9,005
Trustee fees and expenses	3,357	1,868
Miscellaneous	2,504	1,365
Total expenses before offsets	635,176	457,029
Expense reimbursements	(16,331)	(45,455)
Net expenses	618,845	411,574
Net investment income (loss)	43,901	(114,347)
Net Realized and Unrealized Gain:
Net realized gain on investments	6,110,712	7,701,335
Net change in unrealized appreciation/depreciation on investments	9,116,649	6,376,864
Net realized and unrealized gain	15,227,361	14,078,199
Net increase in net assets resulting from operations	$15,271,262	$13,963,852

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended November 30, 2017 (unaudited) and the fiscal year ended May 31, 2017

	AMG		AMG
	Managers Cadence		Managers Cadence
	Mid Cap Fund		Emerging Companies Fund
	November 30, 2017	May 31, 2017#	November 30, 2017	May 31, 2017#
Increase in Net Assets Resulting From Operations:
Net investment income (loss)	$43,901	$(263,902)	$(114,347)	$(341,921)
Net realized gain on investments	6,110,712	15,434,562	7,701,335	5,864,705
Net change in unrealized appreciation/depreciation of investments	9,116,649	5,000,430	6,376,864	5,385,997
Net increase in net assets resulting from operations	15,271,262	20,171,090	13,963,852	10,908,781
Distributions to Shareholders:
From net investment income:
Class N	—	(472,527)	—	—
Class I	—	(99,924)	—	—
Class Z	—	(235,169)	—	—
From net realized gain on investments:
Class N	—	(4,689,069)	—	—
Class I	—	(745,297)	—	—
Class Z	—	(1,349,001)	—	—
Total distributions to shareholders	—	(7,590,987)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(7,366,141)	(16,995,367)	16,193,190	20,324,931
Total increase (decrease) in net assets	7,905,121	(4,415,264)	30,157,042	31,233,712
Net Assets:
Beginning of period	125,114,996	129,530,260	70,396,056	39,162,344
End of period	$133,020,117	$125,114,996	$100,553,098	$70,396,056
End of period undistributed (distribution in excess of) net investment income	$43,901	—	$(280,295)	$(165,948)

#	Effective October 1, 2016, and February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2017 (unaudited)	For the fiscal year ended
Class N		May 31, 2017#	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Net Asset Value, Beginning of Period	$29.66	$26.87	$32.15	$34.15	$28.32	$24.10
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.00)[3]	(0.09)	0.19 [4]	(0.06)	(0.02)[5]	0.03 [6]
Net realized and unrealized gain (loss) on investments	3.77	4.58	(2.32)	4.88	5.85	4.23
Total income (loss) from investment operations	3.77	4.49	(2.13)	4.82	5.83	4.26
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	—	—	—	(0.04)
Net realized gain on investments	—	(1.54)	(3.15)	(6.82)	—	—
Total distributions to shareholders	—	(1.70)	(3.15)	(6.82)	—	(0.04)
Net Asset Value, End of Period	$33.43	$29.66	$26.87	$32.15	$34.15	$28.32
Total Return[2,7]	12.71%[8]	17.23%	(6.64)%	15.14%	20.59%	17.70%
Ratio of net expenses to average net assets[9]	1.08%[10]	1.10%	1.11%	1.12%	1.11%[11]	1.13%[12]
Ratio of gross expenses to average net assets[13]	1.11%[10]	1.14%	1.21%	1.19%	1.18%[11]	1.21%[12]
Ratio of net investment income (loss) to average net assets[2]	(0.03)%[10]	(0.31)%	0.67%	(0.16)%	(0.05)%[11]	0.13%[12]
Portfolio turnover	51%[8]	141%	149%	130%	203%	121%
Net assets end of period (000’s) omitted	$89,485	$84,873	$89,179	$116,666	$122,497	$163,088

AMG Managers Cadence Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2017 (unaudited)	For the fiscal year ended
Class I		May 31, 2017#	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Net Asset Value, Beginning of Period	$30.52	$27.65	$33.07	$35.04	$29.02	$24.67
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.03	(0.03)	0.25 [4]	(0.01)	0.05 [5]	0.08 [6]
Net realized and unrealized gain (loss) on investments	3.88	4.70	(2.39)	5.02	5.97	4.32
Total income (loss) from investment operations	3.91	4.67	(2.14)	5.01	6.02	4.40
Less Distributions to Shareholders from:
Net investment income	—	(0.21)	(0.03)	—	—	(0.05)
Net realized gain on investments	—	(1.59)	(3.25)	(6.98)	—	—
Total distributions to shareholders	—	(1.80)	(3.28)	(6.98)	—	(0.05)
Net Asset Value, End of Period	$34.43	$30.52	$27.65	$33.07	$35.04	$29.02
Total Return[2,7]	12.81%[8]	17.44%	(6.50)%	15.34%	20.74%	17.88%
Ratio of net expenses to average net assets[9]	0.87%[10]	0.90%	0.97%	0.97%	0.96%[11]	0.98%[12]
Ratio of gross expenses to average net assets[13]	0.90%[10]	0.95%	1.07%	1.04%	1.03%[11]	1.06%[12]
Ratio of net investment income (loss) to average net assets[2]	0.18%[10]	(0.11)%	0.86%	(0.01)%	0.15%[11]	0.32%[12]
Portfolio turnover	51%[8]	141%	149%	130%	203%	121%
Net assets end of period (000’s) omitted	$16,372	$15,245	$13,715	$14,809	$33,215	$65,383

AMG Managers Cadence Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2017 (unaudited)	For the fiscal year ended
Class Z		May 31, 2017#	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Net Asset Value, Beginning of Period	$31.78	$28.79	$34.45	$36.44	$30.18	$25.66
Income (loss) from Investment Operations:
Net investment income[1,2]	0.05	0.02	0.33 [4]	0.09	0.12 [5]	0.15 [6]
Net realized and unrealized gain (loss) on investments	4.05	4.92	(2.49)	5.21	6.23	4.50
Total income (loss) from investment operations	4.10	4.94	(2.16)	5.30	6.35	4.65
Less Distributions to Shareholders from:
Net investment income	—	(0.29)	(0.11)	—	(0.09)	(0.13)
Net realized gain on investments	—	(1.66)	(3.39)	(7.29)	—	—
Total distributions to shareholders	—	(1.95)	(3.50)	(7.29)	(0.09)	(0.13)
Net Asset Value, End of Period	$35.88	$31.78	$28.79	$34.45	$36.44	$30.18
Total Return[2,7]	12.90%[8]	17.71%	(6.28)%	15.62%	21.04%	18.20%
Ratio of net expenses to average net assets[9]	0.72%[10]	0.72%	0.72%	0.72%	0.71%[11]	0.73%[12]
Ratio of gross expenses to average net assets[13]	0.75%[10]	0.76%	0.82%	0.79%	0.78%[11]	0.81%[12]
Ratio of net investment income to average net assets[2]	0.33%[10]	0.07%	1.07%	0.24%	0.35%[11]	0.56%[12]
Portfolio turnover	51%[8]	141%	149%	130%	203%	121%
Net assets end of period (000’s) omitted	$27,163	$24,997	$26,636	$33,693	$170,920	$194,755

#	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class was renamed Class N, Class I and Class Z, respectively.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Rounds to less than $0.01 per share.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01, $0.07, and $0.13 for Class N, Class I, and Class Z, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.03), $0.04, and $0.11 for Class N, Class I, and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.11), $(0.06), and $0.01 for Class N, Class I, and Class Z, respectively.
[7]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[8]	Not annualized.
[9]	Includes reduction from broker recapture amounting to 0.01%, 0.02%, and 0.01% for the years ended 2015, 2014, and 2013, respectively.
[1][0]	Annualized.
[11]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.007%, and 0.008% of average net assets for the Class N, Class I, and Class Z, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.015%, and 0.016% of average net assets for the Class N, Class I, and Class Z, respectively.
[13]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Cadence Emerging Companies Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2017 (unaudited)	For the fiscal year ended
Class N		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Net Asset Value, Beginning of Period	$45.76	$36.33	$35.29	$30.70	$26.84	$20.39
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.09)	(0.36)[3]	(0.33)[4]	(0.32)[5]	(0.29)[6]	(0.07)[7]
Net realized and unrealized gains on investments	8.56	9.79	1.37	4.91	4.15	6.52
Total income from investment operations	8.47	9.43	1.04	4.59	3.86	6.45
Net Asset Value, End of Period	$54.23	$45.76	$36.33	$35.29	$30.70	$26.84
Total Return[2]	18.51%[8,9]	25.92%	2.95%	14.95%[8]	14.38%[8]	31.63%[8]
Ratio of net expenses to average net assets[10]	1.09%[11]	1.62%	1.65%	1.66%	1.61%[12]	1.63%[13]
Ratio of gross expenses to average net assets[14]	1.20%[11]	1.79%	1.97%	1.96%	1.90%[12]	1.99%[13]
Ratio of net investment loss to average net assets[2]	(0.37)%[11]	(0.83)%	(0.96)%	(0.98)%	(0.94)%[12]	(0.31)%[13]
Portfolio turnover	43%[9]	90%	150%	146%	127%	101%
Net assets end of period (000’s) omitted	$18,155	$13,446	$3,099	$3,143	$3,540	$3,184

AMG Managers Cadence Emerging Companies Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2017 (unaudited)	For the fiscal year ended
Class I		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Net Asset Value, Beginning of Period	$49.54	$39.25	$38.04	$33.00	$28.80	$21.81
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.07)	(0.29)[3]	(0.27)[4]	(0.25)[5]	(0.23)[6]	(0.01)[7]
Net realized and unrealized gains on investments	9.27	10.58	1.48	5.29	4.43	7.00
Total income from investment operations	9.20	10.29	1.21	5.04	4.20	6.99
Net Asset Value, End of Period	$58.74	$49.54	$39.25	$38.04	$33.00	$28.80
Total Return[2]	18.57%[8,9]	26.22%[8]	3.18%[8]	15.27%[8]	14.58%	32.05%
Ratio of net expenses to average net assets[10]	0.97%[11]	1.42%	1.42%	1.41%	1.38%[12]	1.38%[13]
Ratio of gross expenses to average net assets[14]	1.08%[11]	1.60%	1.74%	1.71%	1.67%[12]	1.74%[13]
Ratio of net investment loss to average net assets[2]	(0.26)%[11]	(0.64)%	(0.71)%	(0.73)%	(0.71)%[12]	(0.05)%[13]
Portfolio turnover	43%[9]	90%	150%	146%	127%	101%
Net assets end of period (000’s) omitted	$72,947	$56,850	$36,064	$34,566	$39,463	$36,123

AMG Managers Cadence Emerging Companies Fund
Financial Highlights
For a share outstanding throughout each fiscal period

Class Z	For the six months ended November 30, 2017[15] (unaudited)
Net Asset Value, Beginning of Period	$49.54
Income from Investment Operations:
Net investment loss[1,2]	(0.05)
Net realized and unrealized gains on investments	9.28
Total income from investment operations	9.23
Net Asset Value, End of Period	$58.77
Total Return[2,8]	18.63%[9]
Ratio of net expenses to average net assets	0.89%[11]
Ratio of gross expenses to average net assets[14]	1.00%[11]
Ratio of net investment loss to average net assets[2]	(0.18)%[11]
Portfolio turnover	43%[9]
Net assets end of period (000’s) omitted	$9,452

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.38) and $(0.31) for Class N, and Class I, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.36) and $(0.29) for Class N, and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.33) and $(0.27) for Class N, and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.32) and $(0.26) for Class N, and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.31) and $(0.25) for Class N, and Class I, respectively.
[8]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[9]	Not annualized.
[10]	Includes reduction from broker recapture amounting to 0.01%, 0.05% and 0.05% for the years ended 2015, 2014 and 2013, respectively.
[11]	Annualized.
[12]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Class N and Class I, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Class N and Class I, respectively
[14]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[15]	Commencement of operations was May 31, 2017 for Class Z shares.

Notes to Financial Statements (unaudited)
November 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Cadence Mid Cap Fund (“Mid Cap”) and AMG Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Mid Cap previously offered Investor Class shares, Service Class shares and Institutional Class shares, which were renamed to Class N, Class I and Class Z, respectively, and Emerging Companies previously offered Service Class shares and Institutional Class shares, which were renamed Class S and Class I, respectively. Effective February 27, 2017, Emerging Companies Class S shares were renamed Class N. Effective May 31, 2017, Emerging Companies began issuing Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

At November 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Mid Cap	$111,228,368	$27,826,535	$(1,459,125)	$26,367,410
Emerging Companies	91,368,630	17,191,551	(3,253,156)	13,938,395

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of November 30, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of November 30, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

Notes to Financial Statements (continued)

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires May 31,
Emerging Companies
(Pre-Enactment)	$13,470,893	—	2018

As of November 30, 2017, Mid Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended May 31, 2018, such amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended November 30, 2017 (unaudited) and the fiscal year ended May 31, 2017, the capital stock transactions by class for the Funds were as follows:

		Mid Cap				Emerging Companies
	November 30, 2017		May 31, 2017		November 30, 2017		May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	21,646	$669,824	73,119	$2,033,216	85,388	$4,325,651	278,986	$12,325,880
Reinvestment of distributions	—	—	171,821	4,700,519	—	—	—	—
Cost of shares repurchased	(206,154)	(6,332,822)	(702,362)	(19,675,532)	(44,422)	(2,198,059)	(70,455)	(3,114,220)

Net increase (decrease)	(184,508)	$(5,662,998)	(457,422)	$(12,941,797)	40,966	$2,127,592	208,531	$9,211,660

Class I:
Proceeds from sale of shares	43,402	$1,389,463	94,138	$2,740,584	364,518	$20,105,397	505,091	$23,924,810
Reinvestment of distributions	—	—	29,897	840,690	—	—	—	—
Cost of shares repurchased	(67,426)	(2,120,681)	(120,604)	(3,435,578)	(270,223)	(15,166,212)	(276,445)	(12,911,539)

Net increase (decrease)	(24,024)	$(731,218)	3,431	$145,696	94,295	$4,939,185	228,646	$11,013,271

Class Z:
Proceeds from sale of shares	27,490	$895,480	77,573	$2,304,346	164,368	$9,409,363	—	—
Reinvestment of distributions	—	—	46,041	1,347,641	—	—	—	—
Cost of shares repurchased	(57,039)	(1,867,405)	(262,172)	(7,851,253)	(5,557)	(282,950)	—	—

Net increase (decrease)	(29,549)	$(971,925)	(138,558)	$(4,199,266)	158,811	$9,126,413	2,019	$100,000

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2017, the market value of Repurchase Agreements outstanding for Mid Cap and Emerging Companies were $4,573,495 and $4,477,216, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended

Notes to Financial Statements (continued)

November 30, 2017, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap	0.45%
Emerging Companies	0.69%

Prior to June 1, 2017, the annual rate for the investment management fees was 1.25% of the Fund’s average daily net assets for Emerging Companies.

The Investment Manager has contractually agreed, through at least October 1, 2018, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Mid Cap and Emerging Companies to 0.72% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to June 1, 2017, the Emerging Companies contractual expense limitation was 1.42%. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At November 30, 2017, the Funds’ expiration of recoupment is as follows:

Expiration Period	Mid Cap	Emerging Companies
Less than 1 year	$156,434	$119,948
Within 2 years	107,796	112,673
Within 3 years	31,040	90,123

Total Amount Subject to Recoupment	$295,270	$322,744

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Mid Cap has adopted a distribution and service plan (the “Plan”) with respect to the Class N, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

Effective October 1, 2016, for each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, any trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended November 30, 2017, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Mid Cap
Class N	0.15%	0.11%
Class I	0.15%	0.15%
Emerging Companies
Class N	0.25%	0.20%
Class I	0.10%	0.08%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan

Notes to Financial Statements (continued)

must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended November 30, 2017, Mid Cap borrowed $1,032,059 for 3 days paying interest of $167. The interest amount is included in the Statement of Operations as miscellaneous expense. At November 30, 2017, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2017, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Mid Cap	$63,685,400	$71,147,050
Emerging Companies	51,179,608	35,142,818

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At November 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Mid Cap	$4,461,270	$4,573,495
Emerging Companies	4,420,197	4,477,216

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2017:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Mid-Cap
BNP Paribas SA	$1,086,237	$1,086,237	—	—
Citigroup Global Markets, Inc.	1,086,237	1,086,237	—	—
Daiwa Capital Markets America	1,086,237	1,086,237	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	228,547	228,547	—	—
Nomura Securities International, Inc.	1,086,237	1,086,237	—	—

Totals	$4,573,495	$4,573,495	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Emerging Companies
BNP Paribas SA	$1,063,370	$1,063,370	—	—
Cantor Fitzgerald Securities, Inc.	1,063,370	1,063,370	—	—
Citigroup Global Markets, Inc.	1,063,370	1,063,370	—	—
Daiwa Capital Markets America	1,063,370	1,063,370	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	223,736	223,736	—	—

Totals	$4,477,216	$4,477,216	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X, which sets forth the form and content of financial statements. Effective August 1, 2017, the Funds have adopted these amendments and noted no significant impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 28-29, 2017, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 28-29, 2017, regarding the nature, extent and quality of services provided by the Investment Manager under the Investment Management Agreement. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser’s investment philosophy, strategy and techniques. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds

ADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the various changes in management, administrative and shareholder servicing fee rates that were implemented during the past year for the Fund, noting that the Investment Manager provides administrative and shareholder services to the Fund pursuant to an Administration Agreement with the Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the Fund and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and the Investment Manager.

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31,

2017 was above, above, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and Fund Benchmark and the fact that Class Z shares of the Fund ranked in the second quintile relative to its Peer Group for the 1-year and 3-year periods. The Trustees noted the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also took into account that shareholders were considering a proposal to reorganize the Fund into AMG Renaissance Large Cap Growth Fund (the “Acquiring Fund”), a series of AMG Funds.

ADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

PPROPOSED REORGANIZATION OF THE FUND

The Trustees also noted and considered that the Board had previously approved a proposal to reorganize the Fund into the Acquiring Fund at its March 15-16, 2017 meeting, and that shareholders were being asked to vote on the proposal. The Trustees noted that even with the proposed reorganization, renewal of the Investment Management Agreement relating to the Fund needed to be considered since the term of the Investment Management Agreement otherwise would have expired prior to July 1, 2017.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform its duties under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

AMG Managers Cadence Emerging Companies Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Microcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class I shares of the Fund ranked strongly relative to its Peer Group for all relevant time periods, including in the top decile for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Peer Group. The Trustees took into account the fact that, effective June 1, 2017, the Investment Manager has contractually agreed, through October 1, 2018, to lower the Fund’s contractual expense limitation from 1.42% to 0.89% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

AMG Managers Cadence Mid-Cap Fund

FUND PERFORMANCE

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2017 was above, above, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the second quintile relative to its Peer Group for the 3-year period and in the top half relative to its Peer Group for 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2017 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform its duties under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 28-29, 2017, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund.

1	At an in-person meeting held on June 22-23, 2016, the Board of Trustees, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement between the Investment Manager and Cadence Capital Management LLC (the “Subadviser”) for an initial two-year period.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

Cadence Capital Management, LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

33

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short AMG

River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P. Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

113017	SAR065	amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)            Not applicable.

(a) (2)            Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)            Not applicable.

(b)                 Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	February 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	February 1, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	February 1, 2018